Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Assets
Cash and Cash Equivalents (Note 2)	$ 87,466	$ 93,261
Interest Bearing Deposits with Banks (Note 2)	5,734	8,303
Securities (Note 3)
Trading	108,177	104,411
Fair value through profit or loss	13,641	14,210
Fair value through other comprehensive income	43,561	63,123
Debt securities at amortized cost	106,590	49,970
Investments in associates and joint ventures	1,293	1,135
Securities, net	273,262	232,849
Securities Borrowed or Purchased Under Resale Agreements (Note 4)	113,194	107,382
Loans (Notes 4 and 6)
Residential mortgages	148,880	135,750
Consumer instalment and other personal	86,103	77,164
Credit cards	9,663	8,103
Business and government	309,310	239,809
Loans gross of allowance for loan losses	553,956	460,826
Allowance for credit losses (Note 4)	(2,617)	(2,564)
Loans,net	551,339	458,262
Other Assets
Derivative instruments (Note 8)	48,160	36,713
Customers' liability under acceptances (Note 12)	13,235	14,021
Premises and equipment (Notes 1 and 9)	4,841	4,454
Goodwill (Note 11)	5,285	5,378
Intangible assets (Note 11)	2,193	2,266
Current tax assets	1,421	1,588
Deferred tax assets (Note 22)	1,175	1,287
Other (Note 12)	31,894	22,411
Other assets	108,204	88,118
Total Assets	1,139,199	988,175
Liabilities and Equity
Deposits (Note 13)	769,478	685,631
Other Liabilities
Derivative instruments (Note 8)	59,956	30,815
Acceptances (Note 14)	13,235	14,021
Securities sold but not yet purchased (Note 14)	40,979	32,073
Securities lent or sold under repurchase agreements (Note 6)	103,963	97,556
Securitization and structured entities' liabilities (Notes 6 and 7)	27,068	25,486
Current tax liabilities	425	221
Deferred tax liabilities (Note 22)	102	192
Other (Notes 14)	44,805	37,764
Other liabilities	290,533	238,128
Subordinated Debt (Note 15)	8,150	6,893
Total Liabilities	1,068,161	930,652
Equity
Contributed surplus	317	313
Retained earnings	45,117	35,497
Accumulated other comprehensive income	1,552	2,556
Total Equity	71,038	57,523
Total Liabilities and Equity	1,139,199	988,175
Preferred shares and other equity instruments [member]
Equity
Issued capital	6,308	5,558
Total Equity	6,308	5,558
Common shares [member]
Equity
Issued capital	17,744	13,599
Total Equity	$ 17,744	$ 13,599